Summary of significant accounting policies	6 Months Ended
Jun. 30, 2026
Summary Of Significant Accounting Policies
Summary of significant accounting policies

Note 2	Summary of significant accounting policies
The principal accounting policies applied in preparing these interim consolidated financial statements are outlined below. These policies have been consistently applied to all years presented to date. There have been no changes in accounting policies since beginning of the financial year.
2.1    Basis of preparation
The unaudited interim condensed consolidated financial statements as at June 30, 2026 and for the six months ended June 30, 2026 and June 30, 2025, have been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the IASB authorizing the presentation of selected explanatory notes.
In consequence, these interim consolidated financial statements must be read in conjunction with the consolidated annual financial statements for the year ended December 31, 2025.
The preparation of financial statements in conformity with IFRS as issued by the IASB and as adopted by the European Union (EU) requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying its accounting policies.
The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
The unaudited interim condensed consolidated financial statements of the Company were approved and authorized for issuance by the Board of Directors after review by the Audit, Compliance and Risk Committee on August 12, 2026.
2.2    Impact of new, revised or amended Standards and Interpretations
Standards, amendments to existing standards and interpretations issued by IASB and adopted by the European Union whose application has been mandatory since January 1, 2026

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	June 30, 2026	none
The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
Standards, amendments to existing standards and interpretations whose application is not yet mandatory.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued but not mandatory as at January 1, 2026.

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
Third edition of the IFRS for SMEs	The third edition of the standard includes the following major amendments:
amended section 2 Concepts and Pervasive Principles
amended section 9 Consolidated and Separate Financial Statements amended section 11 Basic Financial Instruments and section 12 Other Financial Instrument Issues (combined into one section)
new Section 12 Fair Value Measurement
amended section 19 Business Combinations and Goodwill
	amended section 23 Revenue	January 1, 2027	none
IFRS 19	The amendments cover new or amended IFRS Accounting Standards issued between 28 February 2021 and 1 May 2024 that were not considered when IFRS 19 Subsidiaries without Public Accountability: Disclosures was first issued.	January 1, 2027	none
IAS 21	The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.	January 1, 2027	none
IAS 28	The amendments provide clarity about which entities are eligible to measure investments using the fair value option in IAS 28.	January 1, 2027	none
IFRS 20	IFRS 20 requires an entity that is subject to a regulatory agreement to provide information about its regulatory assets, regulatory liabilities, regulatory income and regulatory expense.	January 1, 2029	none
These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions, except IFRS 18 which is currently under assessment. The Group does not expect IFRS 18 to have a significant impact on the presentation of its financial position, performance or cash flows. The standard will primarily affect the presentation and disclosure of information in the consolidated financial statements, introducing of new subtotals in the statement of profit or loss, enhanced disclosure related to management performance measures, and certain changes in the classification of income, expenses and cash flows.